UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended March 31, 2012

Check here if Amendment [ ]; Amendment Number:
   This Amendment (Check only one):  [ ]is a restatement.
                                     [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Marvin & Palmer Associates, Inc.
Address:        1201 N. Market Street
                Suite 2300
                Wilmington, Delaware 19801

Form 13F File Number: 28-2633

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Karen T. Buckley
Title:      Chief Financial Officer - Principal
Phone:      (302) 573-3570


Signature, Place, and Date of Signing:

/s/Karen T. Buckley                  Wilmington, Delaware           May 8, 2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

         Form 13F File Number       Name

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   87

Form 13F Information Table Value Total:   $610,304
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

        No.    Form 13F File Number   Name

  Column 1                                   Column 2   Column 3     Column 4   Column 5  Column 6    Column 7        Column 8
NAME OF ISSUER                               TITLE OF    CUSIP        VALUE     SHRS OR   INVESTMENT  OTHER      VOTING AUTHORITY
                                              CLASS                  (x$1000)   SH/PUT/   DISCRETION MANAGERS
                                                                               PRN AMT                        SOLE   SHARED    NONE
                                                                               PRN CALL
------------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                           Com       002824100    $5,099      83,200   Sole                83,200
Ace Limited                                   Com       H0023R105    $1,665      22,600   Sole                22,600
Alexion Pharmaceuticals, Inc.                 Com       015351109    $15,591    167,900   Sole               167,900
Altria Group, Inc.                            Com       02209S103    $9,864     315,400   Sole               315,400
Amazon.com, Inc.                              Com       023135106    $6,698      33,075   Sole                33,075
Ambev ADR                                     ADR       20441W203    $5,245     125,000   Sole               125,000
Ambev ADR                                     ADR       20441W203    $3,828      91,410   Sole                               91,410
America Movil SA ADR                          ADR       02364W105    $2,423      97,600   Sole                97,600
America Movil SA ADR                          ADR       02364W105    $1,649      66,400   Sole                               66,400
Ametek, Inc.                                  Com       031100100    $4,196      86,500   Sole                86,500
Amphenol Corp.                                Com       032095101    $4,221      70,500   Sole                70,500
Apple, Inc.                                   Com       037833100   $29,498      49,200   Sole                49,200
Baidu, Inc.                                   ADR       056752108   $12,879      88,350   Sole                88,350
Baidu, Inc.                                   ADR       056752108    $7,857      53,900   Sole                               53,900
Banco Bradesco S.A. ADR                       ADR       059460303    $4,996     285,300   Sole               285,300
Banco Bradesco S.A. ADR                       ADR       059460303    $3,098     176,900   Sole                              176,900
Biogen Idec, Inc.                             Com       09062X103   $22,006     174,650   Sole               174,650
Boeing Company                                Com       097023105    $4,432      59,600   Sole                59,600
Canadian National Railway Co. ADR             Com       136375102    $1,501      18,900   Sole                18,900
Caterpillar, Inc.                             Com       149123101   $15,403     144,600   Sole               144,600
Celgene Corporation                           Com       151020104    $4,372      56,400   Sole                56,400
Chevron Corporation                           Com       166764100    $5,609      52,300   Sole                52,300
Coach, Inc.                                   Com       189754104   $16,919     218,300   Sole               218,300
Coca-Cola Company                             Com       191216100    $4,651      62,400   Sole                62,400
Compania Cervecerias Unidas SA                ADR       204429104      $362       4,600   Sole                 4,600
Compania Cervecerias Unidas SA                ADR       204429104      $283       3,600   Sole                                3,600
Costco Wholesale Corporation                  Com       22160K105   $11,650     128,300   Sole               128,300
Cummins, Inc.                                 Com       231021106   $11,884      99,000   Sole                99,000
Deere & Co.                                   Com       244199105    $4,605      56,600   Sole                56,600
Ecopetrol SA ADR                              ADR       279158109    $1,552      25,400   Sole                25,400
Ecopetrol SA ADR                              ADR       279158109    $1,094      17,900   Sole                               17,900
EMC Corp.                                     Com       268648102    $6,087     203,700   Sole               203,700
Exxon Mobil Corp.                             Com       30231G102    $6,054      69,800   Sole                69,800
F5 Networks, Inc.                             Com       315616102    $3,914      29,000   Sole                29,000
Fomento Economico Mex-SP ADR                  ADR       344419106    $3,488      42,400   Sole                42,400
Fomento Economico Mex-SP ADR                  ADR       344419106    $1,991      24,200   Sole                               24,200
Gerdau SA ADR                                 ADR       373737105    $1,531     159,000   Sole               159,000
Gerdau SA ADR                                 ADR       373737105    $1,079     112,000   Sole                              112,000
Goldcorp, Inc.                                Com       380956409    $1,595      35,400   Sole                35,400
Goldcorp, Inc.                                Com       380956409   $19,092     423,700   Sole                              423,700
Google, Inc.                                  Com       38259P508   $22,229      34,665   Sole                34,665
Harmony Gold Mining Co., Ltd.                 ADR       413216300    $1,824     166,900   Sole               166,900
Harmony Gold Mining Co., Ltd.                 ADR       413216300    $1,214     111,100   Sole                              111,100
Herbalife, Ltd.                               Com       G4412G101    $2,601      37,800   Sole                37,800
Humana, Inc.                                  Com       444859102   $12,268     132,300   Sole               132,300
Intel Corp.                                   Com       458140100    $8,440     300,200   Sole               300,200
International Business Machines               Com       459200101   $23,885     114,475   Sole               114,475
Intuit                                        Com       461202103    $5,673      94,300   Sole                94,300
Intuitive Surgical, Inc.                      Com       46120E602   $18,238      33,665   Sole                33,665
MasterCard, Inc.                              Com       57636Q104   $16,443      39,100   Sole                39,100
McDonald's Corporation                        Com       580135101    $9,942     101,350   Sole               101,350
Medtronic                                     Com       585055106    $3,774      96,300   Sole                96,300
Microsoft Corp.                               Com       594918104   $14,882     461,400   Sole               461,400
Monsanto Company                              Com       61166W101    $4,634      58,100   Sole                58,100
Monster Beverage Corp.                        Com       611740101    $2,744      44,200   Sole                44,200
National Oilwell Varco, Inc.                  Com       637071101    $2,495      31,400   Sole                31,400
Nike, Inc. Class B                            Com       654106103   $15,384     141,400   Sole               141,400
Nuance Communications, Inc.                   Com       67020Y100    $3,180     124,300   Sole               124,300
Occidental Petroleum Corp.                    Com       674599105    $3,945      41,200   Sole                41,200
Oceaneering International, Inc                Com       675232102    $3,298      61,200   Sole                61,200
Oracle Corporation                            Com       68389X105    $4,631     158,800   Sole               158,800
P Acucar Cbd - ADR                            ADR       20440T201    $1,686      35,400   Sole                35,400
P Acucar Cbd - ADR                            ADR       20440T201    $1,191      25,000   Sole                               25,000
Petroleo Brasileiro ADR                       ADR       71654V408    $2,982     111,700   Sole               111,700
Petroleo Brasileiro ADR                       ADR       71654V408    $2,098      78,600   Sole                               78,600
Philip Morris International                   Com       718172109    $5,461      61,100   Sole                61,100
Precision Castparts Corp.                     Com       740189105   $15,594      90,175   Sole                90,175
Priceline.com, Inc.                           Com       741503403    $3,713       5,175   Sole                 5,175
Qualcomm, Inc.                                Com       747525103   $25,135     369,300   Sole               369,300
Roper Industries, Inc.                        Com       776696106    $6,009      60,600   Sole                60,600
Ross Stores, Inc.                             Com       778296103    $3,039      52,300   Sole                52,300
Sandisk Corporation                           Com       80004C101   $11,976     241,500   Sole               241,500
Schlumberger, Ltd.                            Com       806857108    $4,072      58,000   Sole                58,000
Starbucks Corporation                         Com       855244109    $6,634     118,700   Sole               118,700
T Rowe Price Group, Inc.                      Com       74144T108    $4,297      65,800   Sole                65,800
Telephonica Brasil, S.A.                      ADR       87936R106      $545      17,050   Sole                17,050
TJX Companies, Inc.                           Com       872540109    $2,990      75,300   Sole                75,300
Union Pacific Corp.                           Com       907818108   $13,574     125,600   Sole               125,600
United Technologies Corp.                     Com       913017109    $4,777      57,600   Sole                57,600
US Bancorp                                    Com       902973304    $2,764      86,700   Sole                86,700
Vale SA SP ADR                                ADR       91912E105    $2,543     109,000   Sole               109,000
Vale SA SP ADR                                ADR       91912E105    $2,193      94,000   Sole                               94,000
Viacom, Inc.                                  Com       92553P201    $4,508      94,500   Sole                94,500
Wal Mart Stores, Inc.                         Com       931142103    $8,600     139,600   Sole               139,600
Wells Fargo Company                           Com       949746101    $1,355      39,700   Sole                39,700
Whole Foods Market, Inc.                      Com       966837106    $4,867      58,500   Sole                58,500
Yum! Brands, Inc.                             Com       988498101   $16,016     225,000   Sole               225,000